Fees Summary	Feb. 27, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 299,934,000.00
Previously Paid Amount	0.00
Total Fee Amount	41,420.89
Total Offset Amount	0.00
Net Fee	41,420.89
Narrative - Max Aggregate Offering Price	$ 299,934,000.00
Narrative - Max Aggregate Offering Amount | shares	300,000,000
Final Prospectus	true